================================================================================
                         MASSMUTUAL INSTITUTIONAL FUNDS
================================================================================



                                   [GRAPHIC]





                         MassMutual Indexed Equity Fund

                       Annual Report o February 28, 1999

================================================================================
Table of Contents
================================================================================

Letter to Shareholders ....................................................    1

Performance Commentary ....................................................    2

MassMutual Indexed Equity Fund
  Financial Statements ....................................................    4
  Notes to Financial Statements ...........................................    8
  Report of Independent Accountants .......................................   11

Master Investment Portfolio - S&P 500 Index Master Portfolio
  Portfolio of Investments ................................................   12
  Financial Statements ....................................................   22
  Notes to Financial Statements ...........................................   25
  Report of Independent Accountants .......................................   28

================================================================================
MassMutual Indexed Equity Fund - Letter to Shareholders
================================================================================

                                                                  April 16, 1999

To Our
Shareholders

[PHOTOGRAPH]

Stuart H. Reese

"Perhaps the best way to summarize the fiscal year that ended February 28, 1999, is as a year of tremendous growth, significant volatility, and considerable opportunity."



The MassMutual Indexed Equity Fund (the "Fund") commenced operations on March 1, 1998. The Fund invests all of its assets in the S&P 500 Index Master Portfolio* (the "Master Portfolio"). The Master Portfolio has substantially the same fundamental investment objective as the Fund.

Perhaps the best way to summarize the fiscal year that ended February 28, 1999, is as a year of tremendous growth, significant volatility, and considerable opportunity. Highlights of the last year include:

o The Standard & Poor's 500 Index, which measures the performance of 500 widely held industrial, transportation, financial, and utility stocks of U.S. companies, increased more than 20% for the fourth calendar year in a row.

o The Federal Reserve Board lowered interest rates three times during the Fund's fiscal year.

o Financial and political turmoil abroad caused investors to turn to the relative stability of U.S. bond and money market investments, resulting in tremendous growth in these asset classes.

As we look back on a year marked by record-high levels in the Dow Jones Industrial Average and the S&P 500 Index, the lowest U.S. Treasury bond yields in 30 years, and dramatic changes in international markets, investors are reminded to consider long-term goals when making investment decisions. While one Fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, an investment strategy should be maintained as long as it remains appropriate; temporary market swings should not drive investment decisions.

We appreciate your confidence and look forward to continuing to help you meet your investment goals.


/s/ Stuart H. Reese

Stuart H. Reese
President
MassMutual Institutional Funds

*S&P does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment adviser, the Master Portfolio or the Fund. "Standard & Poor's(R)", "S&P(R)", "S&P 500(R)", and "Standard & Poor's 500(R)", are trademarks of McGraw-Hill, Inc. and have been licensed for use by the Fund and the Master Portfolio. The Fund and the Master Portfolio are not sponsored, endorsed, sold or promoted by the S&P and S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund and the Master Portfolio. S&P's only relationship to the Fund and the Master Portfolio is the licensing of certain trademarks and trade names of S&P. The S&P 500 Index is determined, composed and calculated by S&P without regard to the Fund or the Master Portfolio.

================================================================================
MassMutual Indexed Equity Fund - Performance Commentary
================================================================================

Performance as of 2/28/99                      Average Annual       Total Return
--------------------------------------------------------------------------------
Class S Shares                                    One Year             19.13%
Class Y Shares                                    One Year             18.98%
Class A Shares                                    One Year             18.40%

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should note that the Fund is a professionally managed mutual fund, while the Standard & Poor's 500 Index is unmanaged and does not incur expenses, and cannot be purchased directly by investors.

A fund's "net asset value per share," or NAV, is the market value of one share of a fund. The MassMutual Indexed Equity Fund's NAV for Class S shares increased from $10.00 on March 1, 1998 to $11.82 on February 28, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Dividends on net investment income for Class S shares were $0.09 per share for the year ended February 28, 1999. Of course, past performance is no guarantee of future results.

The MassMutual Indexed Equity Fund invests all of its assets in the S&P 500 Index Master Portfolio, (the "Master Portfolio"). The goal of the Master Portfolio is to hold all of the stocks in -- and match as closely as possible the performance of -- the Standard & Poor's 500 Index. For the fiscal year ended February 28, 1999, the MassMutual Indexed Equity Fund Class S shares returned 19.13%; the Index increase 19.74%. The MassMutual Indexed Equity Fund's performance lagged slightly behind the performance of the Index, partially as a result of the administrative and management fees that are deducted from the total return.

The stocks of the 15 largest companies were responsible for half of the Index's return during the last fiscal year; Microsoft, General Electric, Wal-Mart, Lucent Technologies, and Cisco Systems were the largest contributors, accounting for 25.2% of the increase in the S&P 500 Index.

Several major changes to the S&P 500 Index occurred in 1998. Chrysler and Amoco were removed from the Index as a result of their mergers with Daimler Benz and British Petroleum, respectively. The Index also included its first Internet stock with the addition of America Online. Another technology company, Dell Computer, had the top-performing stock in the Index, increasing 249% in 1998.

Although political and economic turmoil abroad could have negatively affected the companies in the S&P 500 Index, investors purchased stocks at low prices and prevented the Index from any considerable decline early in the fiscal year. The Index had gained 4.35% by the end of the first fiscal quarter of 1998.

It wasn't until the summer months of 1998 that the Index started to slip. Investors' worries over global financial events -- such as the devaluation of the Russian ruble and economic struggles in Asia -- began to show; the Index lost 11.93% by the end of the second fiscal quarter of 1998.

U.S. markets rebounded during the third fiscal quarter of 1998. The S&P 500 Index finished the third fiscal quarter up 22.03%, making 1998 the fourth year in a row in which the Index boasted a gain greater than 20%. The performance of the Index during the fourth fiscal quarter continued to rebound with a quarterly return of 6.76% and closed out the period ending February 28, 1999 up 19.74%.

The Master Portfolio will continue to invest in the same securities that make up the S&P 500 Index, tracking the performance of the Index as closely as possible.

================================================================================
MassMutual Indexed Equity Fund - Performance Commentary (Continued)
================================================================================

Like other businesses and governments around the world, the Fund could be adversely affected if the computer systems used by the Fund's service providers and those with which they do business do not properly recognize the Year 2000. This is commonly known as the "Year 2000 issue." In 1996, MassMutual began an enterprise-wide process of identifying, evaluating, and implementing changes to its computer systems to address the Year 2000 issue. MassMutual is addressing the Year 2000 issue internally with modifications to existing programs and conversions to new programs. MassMutual has advised the Fund that the Year 2000 issue is one of MassMutual's highest business operational priorities. MassMutual is also seeking assurances from the Fund's other service providers in order to identify and resolve Year 2000 issues. In addition, because the Year 2000 issue affects virtually all organizations, the companies in which the Fund invests could be adversely impacted by the Year 2000 issue. The extent of such impact cannot be predicted.

--------------------------------------------------------------------------------
Growth of a $10,000 Investment

Hypothetical Investments in MassMutual Institutional Funds Classes A, Y, S and the Standard & Poor's 500 Index

--------------------------------------------------------------------------------
MassMutual Institutional Funds Total Return

                                                          One Year
                                                      3/1/98 - 2/28/99
Class A                                                    18.40%
Class Y                                                    18.98%
Class S                                                    19.13%
--------------------------------------------------------------------------------
Standard & Poor's                                          19.74%
500 Index
--------------------------------------------------------------------------------

Past performance is not predictive of future results. The investment return and principal value of shares of the Fund will fluctuate with market conditions so that shares of the Fund, when redeemed, may be worth more or less than their original cost. Investors should not that the Fund is a professtionally managed mutual fund, while the Standard & Poor's 500 Index is unmanaged and does not incure expenses, and cannot be purchased directly by investors.

GROWTH OF A $10,000 INVESTMENT SINCE INCEPTION

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                      Class A       Class Y      Class S      S&P Index 500
                      -------       -------      -------      -------------
March 1, 1998          10,000        10,000       10,000          10,000
March 31, 1998         10,500        10,510       10,510          10,512
April 30, 1998         10,600        10,610       10,610          10,618
May 31, 1998           10,410        10,420       10,420          10,435
June 30, 1998          10,820        10,840       10,840          10,859
July 31, 1998          10,690        10,710       10,720          10,743
August 31, 1998         9,140         9,160        9,170           9,192
September 30, 1998      9,720         9,750        9,760           9,779
October 31, 1998       10,500        10,530       10,550          10,574
November 30, 1998      11,120        11,160       11,180          11,215
December 31, 1999      11,770        11,807       11,833          11,861
January 31, 1999       12,232        12,281       12,306          12,357
February 28, 1999      11,840        11,898       11,913          11,974

--------------------------------------------------------------------------------

================================================================================
MassMutual Indexed Equity Fund - Financial Statements
================================================================================

Statement of Assets and Liabilities

                                                                                                                   February 28, 1999
                                                                                                                   -----------------
Assets:
     Investment in S&P 500 Index Master Porfolio, at value (Note 1) ........................................          $426,835,528
     Receivable for Fund shares sold .......................................................................             1,413,251
                                                                                                                      ------------
          Total assets .....................................................................................           428,248,779
                                                                                                                      ------------

Liabilities:
     Payables for:
       Fund shares redeemed ................................................................................               462,617
       Directors' fees and expenses (Note 3) ...............................................................                   302
       Affiliates (Note 3):
          Administration fees ..............................................................................               108,675
          Service fees .....................................................................................                    47
     Accrued expenses ......................................................................................                13,199
                                                                                                                      ------------
          Total liabilities ................................................................................               584,840
                                                                                                                      ------------
     Net assets ............................................................................................          $427,663,939
                                                                                                                      ============

Net assets consist of:
     Paid-in capital .......................................................................................          $387,423,086
     Undistributed net investment income ...................................................................               631,540
     Accumulated net realized gain on investments and closed futures contracts .............................             2,030,590
     Net unrealized appreciation on investments and open futures contracts .................................            37,578,723
                                                                                                                      ------------
                                                                                                                      $427,663,939
                                                                                                                      ============

Net assets:
     Class A ...............................................................................................          $    118,393
                                                                                                                      ============
     Class Y ...............................................................................................          $    858,791
                                                                                                                      ============
     Class S ...............................................................................................          $426,686,755
                                                                                                                      ============

Shares outstanding:
     Class A ...............................................................................................                10,026
                                                                                                                      ============
     Class Y ...............................................................................................                72,852
                                                                                                                      ============
     Class S ...............................................................................................            36,085,949
                                                                                                                      ============

Net asset value, offering price and
redemption price per share:
     Class A ...............................................................................................          $      11.81
                                                                                                                      ============
     Class Y ...............................................................................................          $      11.79
                                                                                                                      ============
     Class S ...............................................................................................          $      11.82
                                                                                                                      ============

    The accompanying notes are an integral part of the financial statements.

================================================================================
MassMutual Indexed Equity Fund - Financial Statements (Continued)
================================================================================

Statement of Operations

                                                                                                                       Year ended
                                                                                                                   February 28, 1999
                                                                                                                   -----------------
Net investment income allocated from Master Portfolio:
     Dividends .................................................................................................     $  3,332,240
     Interest ..................................................................................................          753,659
     Expenses ..................................................................................................         (122,921)
                                                                                                                     ------------
          Total net investment income allocated from Master Portfolio ..........................................        3,962,978
                                                                                                                     ------------

Expenses:
     Audit and legal fees ......................................................................................           13,906
     Directors' fees (Note 3) ..................................................................................           18,448
     Miscellaneous .............................................................................................            8,776
                                                                                                                     ------------
                                                                                                                           41,130

     Administration fees (Note 3):
          Class A ..............................................................................................              819
          Class Y ..............................................................................................            1,140
          Class S ..............................................................................................          882,487
     Service fees (Note 3):
          Class A ..............................................................................................              266
                                                                                                                     ------------
          Total expenses .......................................................................................          925,842
                                                                                                                     ------------
          Net investment income ................................................................................        3,037,136
                                                                                                                     ------------

Realized and unrealized gain (loss) allocated from Master Portfolio:
     Net realized gain on investment transactions and closed futures contracts .................................        2,030,590
     Net change in unrealized appreciation (depreciation) on investments and open futures contracts ............       37,578,723
                                                                                                                     ------------
          Net realized and unrealized gain allocated from Master Portfolio .....................................       39,609,313
                                                                                                                     ------------
     Net increase in net assets resulting from operations ......................................................     $ 42,646,449
                                                                                                                     ============


    The accompanying notes are an integral part of the financial statements.

================================================================================
MassMutual Indexed Equity Fund - Financial Statements (Continued)
================================================================================

Statement of Changes in Net Assets

                                                                                                                       Year ended
                                                                                                                   February 28, 1999
                                                                                                                   -----------------
Increase (Decrease) in Net Assets:

Operations:
     Net investment income ....................................................................................     $   3,037,136
     Net realized gain on investment transactions and closed futures contracts ................................         2,030,590
     Net change in unrealized appreciation (depreciation) on investments and open futures contracts ...........        37,578,723
                                                                                                                    -------------
          Net increase in net assets resulting from operations ................................................        42,646,449
                                                                                                                    -------------

Distributions to shareholders (Note 2):
     From net investment income:
     Class A ..................................................................................................              (306)
     Class Y ..................................................................................................            (5,865)
     Class S ..................................................................................................        (2,399,425)
                                                                                                                    -------------
          Total distributions from net investment income ......................................................        (2,405,596)
                                                                                                                    -------------

Net fund share transactions (Note 4):
     Class A ..................................................................................................           100,306
     Class Y ..................................................................................................           806,844
     Class S ..................................................................................................       386,515,936
                                                                                                                    -------------
          Increase in net assets from net fund share transactions .............................................       387,423,086
                                                                                                                    -------------
     Total increase in net assets .............................................................................       427,663,939

Net assets:
     Beginning of period                                                                                                       --
                                                                                                                    -------------
     End of period (including undistributed net investment income of $631,540) ................................     $ 427,663,939
                                                                                                                    =============


    The accompanying notes are an integral part of the financial statements.

================================================================================
MassMutual Indexed Equity Fund - Financial Statements (Continued)
================================================================================

Financial Highlights
(For a share outstanding throughout the period)

------------------------------------------------------------------------------------------------------------------
                                                                Class A          Class Y            Class S
                                                                -------          -------            -------

                                                               Year ended       Year ended         Year ended
                                                                02/28/99         02/28/99           02/28/99
                                                             -------------     -------------     -------------
Net asset value, beginning of period                         $       10.00     $       10.00     $       10.00
                                                             -------------     -------------     -------------
Income (loss) from investment operations:
     Net investment income                                            0.06*             0.12*             0.13*
     Net realized and unrealized gain                                 1.78              1.78              1.78
                                                             -------------     -------------     -------------
          Total income from investment operations                     1.84              1.90              1.91
                                                             -------------     -------------     -------------
Less distributions to shareholders:
     From net investment income                                      (0.03)            (0.11)            (0.09)
                                                             -------------     -------------     -------------
Net asset value, end of period                               $       11.81     $       11.79     $       11.82
                                                             =============     =============     =============
Total Return                                                         18.40%            18.98%            19.13%@

Ratios / Supplemental Data:

     Net assets, end of period (000's)                       $         118     $         859     $     426,687
     Net expenses to average daily net assets                         1.09%             0.52%           0.4254%
     Net investment income to average daily net assets                0.57%             1.09%             1.23%

* Per share amount calculated on the average shares method, which more appropriately presents the per share data for the period since the use of the undistributed income method does not accord with the results of operations.

@ Employee retirement benefit plans that invest plan assets in the Separate Investment Accounts (SIAs) may be subject to certain charges as set forth in their respective Plan Documents. Total return figures would be lower for the periods presented if they reflected these charges.


    The accompanying notes are an integral part of the financial statements.

================================================================================
MassMutual Indexed Equity Fund - Notes to Financial Statements
================================================================================

1. The Fund                   MassMutual Indexed Equity Fund (the "Fund")
                              commenced operations on March 1, 1998 and is a series of the MassMutual Institutional Funds (the
                              "Trust"), an open-end, management investment company registered under the Investment Company
                              Act of 1940, as amended (the "1940 Act"). The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index
                              Master Portfolio (the "Master Portfolio") of
                              Master Investment Portfolio ("MIP"), an open-end, management investment company. The Master
                              Portfolio has substantially the same fundamental investment objective as the Fund. Barclays Global
                              Fund Advisors serves as investment advisor for the Master Portfolio. The financial statements for the Master Portfolio, including its Schedule of Investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements. Only information with respect to the Fund and the Master Portfolio is included in this report. The other series of the Trust are reported in a separate report and are not included herein.

                              The Fund has three classes of shares: Class A, Class Y, and Class S (See Note 5). These classes of shares are offered to different types of investors, as outlined in the Fund's Prospectus. The principal economic difference among the Classes is the level of service and administration fees borne by the Classes. Class A shares also bear a Contingent Deferred Sales Charge (See Note
                              3). Effective April 6, 1999, the Class A
                              Contingent Deferred Sales Charge has been eliminated for the MassMutual Indexed Equity Fund.

2. Significant                The value of the Fund's investment in the Master
   Accounting                 Portfolio reflects the Fund's proportionate
   Policies                   interest in the net assets of the Portfolio
                              (11.58% at February 28,1999). The performance of the Fund is directly affected by the performance of the Master Portfolio. The following is a summary of significant accounting policies followed consistently by the Fund in the preparation of the financial statements in accordance with generally accepted accounting principles. The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

               Investment     Valuation of securities by the Master Portfolio is
                Valuation     discussed in Note 1 of the Master Portfolio's
                              Notes to Financial Statements which are included elsewhere in this report.

           Accounting for     The Fund earns income, net of Master Portfolio
              Investments     expenses, daily based on its investment in the
                              Master Portfolio. All the net investment income, realized and unrealized gain or loss of the Master
                              Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in Master Portfolio at the time of such determination.

            Federal Taxes     The Fund's policy is to comply with the provisions
                              of subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to a regulated investment company. Under such provisions, the Fund will not be subject to federal income taxes on its ordinary income and net realized capital gain to the extent they are distributed to their shareholders. Therefore, no Federal income tax provision is required.

            Dividends and     Dividends from net investment income and
         Distributions to     distributions of any realized capital gains of the
             Shareholders     Fund are declared and paid annually and at other
                              times as may be required to satisfy tax or regulatory requirements. Distributions to shareholders are recorded on the ex-dividend date.
                              Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain on investment transactions for a reporting period may differ from distributions during such period.
                              Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

================================================================================
MassMutual Indexed Equity Fund - Notes to Financial Statements (Continued)
================================================================================


3.   Administration
     Fees and other
     Transactions with
     Affiliates

           Administration     Under an administrative and shareholder services
                     Fees     agreement between the Fund and MassMutual,
                              MassMutual provides certain administrative and shareholder services and bears some class specific administrative expenses. In return for these services, MassMutual receives an administrative services fee monthly based upon the average daily net assets of the applicable class of shares of the Fund at the following annual rates:

                                 Class A    .7688%

                                 Class Y    .5688%

                                 Class S    .3588%

                              On December 1, 1998, the administrative services fee for Class Y shares of the Fund was lowered to .3888%. (See Note 5).

             Service Fees     OppenheimerFunds Distributor, Inc. ("OFDI") acts
                              as distributor to the Fund. MML Investor Services, Inc. ("MMLISI") serves as sub-distributor to the Fund. MassMutual has a controlling interest in OFDI and MMLISI is a wholly-owned subsidiary of MassMutual. Pursuant to a Rule 12b-1 Plan adopted by the Fund, Class A shares of the Fund pay a service fee (the "Service Fee") at the annual rate of .25% of the Fund's average daily net assets attributable to the Class A shares. The Fund's
                              Administrator, MassMutual, receives the Service
                              Fees and may pay all or portion of them to brokers and other financial intermediaries, including the Fund's Distributor and Sub-Distributor, for personal services rendered to investors in Class A shares and/or maintenance of Class A shareholder accounts.

                              Effective May 3, 1999, the Trustees approved MML Distributors, LLC as the Distributor for the Trust, including the Fund. MML Distributors, LLC is an indirect, majority owned subsidiary of MassMutual. Its address is 1414 Main Street, Springfield, MA 01144. Effective May 3, 1999, MMLISI will no longer serve as sub-distributor for the Trust.

               Contingent     The Class A Contingent Deferred Sales Charge may
           Deferred Sales     be deducted from the proceeds on any redemption
                   Charge     made within twelve months of the date on which the
                              investor first purchased Class A shares of the Fund. If imposed, the Class A Contingent Deferred
                              Sales Charge will be equal to 1% of the lesser of:
                              (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gains distributions); and (2) the original offering price (which is the original net asset value of the redeemed shares). No Class A Contingent
                              Deferred Sales Charge is charged on exchange of shares, as described by the Trust's Prospectus.
                              However, if the shares acquired by exchange are redeemed within 12 months of the initial purchase of the exchanged shares, the Class A Contingent
                              Deferred Sales Charge will apply. Effective April
                              6, 1999, the Class A Contingent Deferred Sales charge has been eliminated for the MassMutual
                              Indexed Equity Fund.

                    Other Certain officers and directors of the Fund are also officers of MassMutual. The compensation of unaffiliated directors of the Fund is borne by the Fund.

                              At February 28, 1999, MassMutual or separate investment accounts thereof owned 100% of the outstanding shares of Class A and Class S and 14% of the outstanding shares of Class Y.

================================================================================
MassMutual Indexed Equity Fund - Notes to Financial Statements (Continued)
================================================================================

4. Shares of                  The Fund is authorized to issue an unlimited
   Beneficial                 number of shares. Changes in shares outstanding
   Interest                   were as follows:

                                                                      Class A
                                                                     Year ended
                                                                 February 28, 1999
                                                               Shares           Amount
                                                            -----------      ------------
                              Sold                               10,000          $100,000
                              Issued as reinvestment of
                              Dividends                              26               306
                                                            -----------      ------------
                              Net increase                       10,026          $100,306
                                                            ===========      ============

                                                                      Class Y
                                                                     Year ended
                                                                 February 28, 1999
                                                               Shares           Amount
                                                            -----------      ------------
                              Sold                               72,879          $807,017
                              Issued as reinvestment of
                              Dividends                             497             5,865
                              Redeemed                             (524)           (6,038)
                                                            -----------      ------------
                              Net increase                       72,852          $806,844
                                                            ===========      ============

                                                                      Class S
                                                                     Year ended
                                                                 February 28, 1999
                                                               Shares           Amount
                                                            -----------      ------------
                              Sold                           46,076,164      $493,701,831
                              Issued as reinvestment of
                              Dividends                         202,483         2,399,425
                              Redeemed                      (10,192,698)     (109,585,320)
                                                            -----------      ------------
                              Net increase                   36,085,949      $386,515,936
                                                            ===========      ============

5. Subsequent                 On February 1, 1999, the Trustees approved changes
   Events                     to the administrative fees payable to MassMutual.
                              The changes became effective April 6, 1999. The
                              Trustees also approved the creation of an additional class of shares (Class L) for the Fund, and approved the creation of four additional series.

================================================================================
MassMutual Indexed Equity Fund - Report of Independent Accountants
================================================================================

To the Board of Trustees and Shareholders of MassMutual Indexed Equity Fund:

We have audited the accompanying statement of assets and liabilities of the MassMutual Indexed Equity Fund as of February 28, 1999, and the related statements of operations, changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the MassMutual Indexed Equity Fund as of February 28, 1999, the results of its operations, the changes in its net assets, and its financial highlights for the year then ended in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP
New York, New York
April 8, 1999

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS-94.09%
ADVERTISING-0.11%
Omnicom Group                                        57,919           $     3,837,134
                                                                      ---------------

                             TOTAL ADVERTISING
                                        -VALUE                        $     3,837,134
                                         -COST                        $     2,634,965

AEROSPACE & DEFENSE-1.26%
Allied Signal Inc                                   192,506           $     7,964,936
Boeing Co                                           343,307                12,208,855
Briggs & Stratton Corp                                8,142                   397,431
General Dynamics Corp                                43,650                 2,638,097
Lockheed Martin Corp                                134,914                 5,084,571
Northrop Grumman Corp                                23,400                 1,458,113
Rockwell International Corp                          65,783                 2,923,232
Textron Inc                                          54,530                 4,253,340
United Technologies Corp                             77,458                 9,595,110
                                                                      ---------------

                     TOTAL AEROSPACE & DEFENSE
                                        -VALUE                        $    46,523,685
                                         -COST                        $    38,060,675

AIRLINES-0.44%
AMR Corp**                                           62,790           $     3,480,921
Delta Air Lines Inc                                  49,124                 2,987,353
FDX Corp**                                           50,668                 4,838,794
Southwest Airlines Co                               115,120                 3,467,990
USAirways Group Inc**                                30,167                 1,429,162
                                                                      ---------------

                                TOTAL AIRLINES
                                        -VALUE                        $    16,204,220
                                         -COST                        $    11,258,700

APPAREL-0.24%
Fruit of the Loom Inc Class A**                      25,177           $       319,433
Liz Claiborne Inc                                    22,371                   753,623
Nike Inc Class B                                     98,482                 5,281,097
Reebok International Ltd**                           19,551                   315,260
Russell Corp                                         12,682                   247,299
VF Corp                                              41,207                 1,983,087
                                                                      ---------------

                                 TOTAL APPAREL
                                        -VALUE                        $     8,899,799
                                         -COST                        $     7,514,952

AUTO PARTS & EQUIPMENT-0.58%
Cooper Tire & Rubber Co                              26,221           $       517,865
Dana Corp                                            56,874                 2,146,994
Deluxe Corp                                          27,778                   940,980
Eaton Corp                                           24,588                 1,705,793
Genuine Parts Co                                     61,946                 1,854,509
Goodyear Tire & Rubber Co                            53,526                 2,475,578
Illinois Tool Works Inc                              85,931                 5,907,756
ITT Industries Inc                                   35,831                 1,399,648
Navistar International Corp**                        23,101                   993,343
PACCAR Inc                                           26,968                 1,129,285
The Pep Boys--Manny Moe & Jack                       18,351                   334,906
TRW Inc                                              41,140                 1,943,865
                                                                      ---------------

                            TOTAL AUTO PARTS &
                                     EQUIPMENT
                                        -VALUE                        $    21,350,522
                                         -COST                        $    17,929,784

AUTOMOBILES-1.17%
Ford Motor Co                                       415,523           $    24,645,708
General Motors Corp Class A                         224,829                18,562,444
                                                                      ---------------

                             TOTAL AUTOMOBILES
                                        -VALUE                        $    43,208,152
                                         -COST                        $    27,144,553

BANK & FINANCE-11.72%
American Express Corp                               155,306           $    16,850,701
Associates First Capital Corp                       248,230                10,084,344
Bank of New York Inc                                261,426                 9,133,571
Bank One Corp                                       402,126                21,614,273
BankAmerica Corp                                    594,466                38,826,061
BankBoston Corp                                     100,964                 4,082,732
Bankers Trust Corp                                   32,808                 2,854,296
BB&T Corp                                           100,653                 3,812,232
Bear Stearns Co Inc                                  40,609                 1,738,573
Capital One Financial Corp                           22,567                 2,880,113
Chase Manhattan                                     290,441                23,126,365
Citigroup Inc                                       780,319                45,843,741
Comerica Inc                                         53,405                 3,538,081
Countrywide Credit Industries Inc                    38,182                 1,446,143
Equifax Inc                                          50,701                 1,913,963
Federal Home Loan Mortgage Corp                     233,058                13,721,290



    The accompanying notes are an integral part of the financial statements.

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS (Continued)
Federal National Mortgage Assoc                     356,191           $    24,933,370
Fifth Third Bancorp                                  91,514                 6,045,644
First Union Corp                                    340,327                18,143,683
Firstar Corp                                         78,982                 6,614,743
Fleet Financial Group Inc                           195,298                 8,385,608
Franklin Resources Inc                               87,168                 2,773,032
Golden West Financial                                19,567                 1,838,075
Household International Inc                         165,381                 6,718,603
Huntington Bancshares Inc                            72,615                 2,305,526
Keycorp                                             155,917                 5,028,323
Lehman Brothers Holdings                             39,943                 2,116,979
MBNA Corp                                           274,917                 6,666,737
Mellon Bank Corp                                     89,735                 6,068,329
Mercantile Bancorp                                   53,608                 2,445,865
Merrill Lynch & Co Inc                              121,536                 9,327,888
MGIC Investment Corp                                 37,612                 1,281,159
Morgan (J P) & Co Inc                                59,963                 6,682,127
Morgan Stanley Dean Witter                          198,350                17,950,675
National City Corp                                  113,728                 7,946,744
Northern Trust Corp                                  38,174                 3,411,801
PNC Bank Corp                                       103,389                 5,382,690
Regions Financial Corp                               75,659                 2,875,042
Republic New York Corp                               36,945                 1,674,070
Ryder System Inc                                     24,801                   669,627
Schwab (Charles) Corp                               137,785                10,273,594
SLM Holding Corp                                     56,989                 2,443,403
State Street Boston Corp                             55,235                 4,235,834
Summit Bancorp                                       59,690                 2,305,526
SunTrust Banks Inc                                  109,269                 7,423,463
Synovus Financial Corp                               91,259                 2,173,105
U.S. Bancorp                                        249,395                 8,058,576
Union Planters Corp                                  46,322                 2,093,175
Wachovia Corp                                        69,778                 5,935,491
Washington Mutual Inc                               204,080                 8,163,200
Wells Fargo & Co                                    555,500                20,414,625
                                                                      ---------------

                          TOTAL BANK & FINANCE
                                        -VALUE                        $   432,272,811
                                         -COST                        $   302,099,858

BASIC INDUSTRIES-1.20%
Alcoa Inc                                           129,230           $     5,233,815
ASARCO Inc                                           13,913                   196,521
Avery-Dennison Corp                                  40,033                 2,149,272
Baker Hughes Inc                                    111,342                 2,004,156
Bemis Co                                             18,037                   614,385
Boise Cascade Corp                                   19,443                   603,948
Champion International Corp                          32,971                 1,219,927
Cyprus Amax Minerals                                 31,793                   357,671
Dover Corp                                           76,799                 2,611,166
Fort James Corp                                      75,901                 2,267,542
Georgia-Pacific Corp                                 30,400                 2,226,800
Harnischfeger Industries Inc                         16,712                   128,474
Homestake Mining Co                                  80,453                   739,162
Ikon Office Solutions Inc                            47,200                   666,700
Inco Ltd                                             57,458                   725,407
Louisiana-Pacific Corp                               37,482                   688,732
Mead Corp                                            35,487                 1,080,136
Minnesota Mining & Manufacturing Co                 137,901                10,213,293
NACCO Industries Inc Class A                          2,652                   233,376
Newmont Mining Corp                                  56,513                   974,849
Potlatch Corp                                        10,034                   348,054
Sealed Air Corp**                                    28,555                 1,449,166
Union Camp Corp                                      23,854                 1,595,236
Westvaco Corp                                        35,127                   785,967
Weyerhauser Co                                       68,329                 3,809,342
Willamette Industries Inc                            38,139                 1,389,690
                                                                      ---------------

                        TOTAL BASIC INDUSTRIES
                                        -VALUE                        $    44,312,787
                                         -COST                        $    44,415,464

BEVERAGES-2.63%
Anheuser-Busch Inc                                  164,223           $    12,593,851
Coca-Cola Co                                        846,537                54,125,459
Coca-Cola Enterprises Co                            134,742                 4,177,002
Coors (Adolph) Co Class B                            12,691                   755,908
Diageo PLC ADR (UK)                                      17                       769
Pepsico Inc                                         503,992                18,962,699
Seagrams Co Ltd                                     135,567                 6,286,920
                                                                      ---------------

                               TOTAL BEVERAGES
                                        -VALUE                        $    96,902,608
                                         -COST                        $    71,102,447


    The accompanying notes are an integral part of the financial statements.

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS (Continued)
BROADCASTING-1.15%
Clear Channel Communications Inc**                  90,201           $     5,412,060
Kingworld Productions**                             25,313                   669,212
MediaOne Group Inc**                               208,464                11,361,288
Tele-Communications Inc Class A**                  184,800                11,607,750
Tribune Co                                          40,831                 2,707,606
Viacom Inc Class B**                               119,572                10,567,176
                                                                      ---------------

                            TOTAL BROADCASTING
                                        -VALUE                        $    42,325,092
                                         -COST                        $    23,130,804

BUILDING MATERIALS &
SERVICES-0.39%
Cooper Industries Inc                                35,732           $     1,563,275
Corning Inc                                          79,569                 4,256,942
Danaher Corp                                         45,577                 2,199,090
Owens Corning Fiberglass Corp                        18,462                   587,322
Owens Illinois Inc**                                 53,386                 1,277,927
PPG Industries Inc                                   61,000                 3,175,813
Snap-On Inc                                          20,427                   577,063
Stanley Works                                        30,760                   747,853
                                                                      ---------------

                    TOTAL BUILDING MATERIALS &
                                      SERVICES
                                        -VALUE                        $    14,385,285
                                         -COST                        $    13,739,756

BUSINESS SERVICES-0.30%
Cendant Corp**                                      293,228           $     4,856,589
Dun & Bradstreet Corp                                57,548                 1,971,019
Ecolab Inc                                           44,444                 1,772,205
Paychex Inc                                          56,349                 2,387,789
                                                                      ---------------

                       TOTAL BUSINESS SERVICES
                                        -VALUE                        $    10,987,602
                                         -COST                        $    11,922,176

CHEMICALS-1.65%
Air Products & Chemicals Inc                         79,694           $     2,560,170
Clorox Co                                            37,729                 4,463,812
Dow Chemical Co                                      76,172                 7,493,421
Du Pont (E I) De Nemours                            386,722                19,843,673
Eastman Chemical Co                                  27,144                 1,280,858
FMC Corp**                                           11,492                   588,247
Goodrich (B F) Co                                    25,061                   855,207
Grace (W R) Co**                                     25,678                   345,048
Great Lakes Chemical Corp                            20,478                   797,362
Hercules Inc                                         33,917                   939,077
International Flavor & Fragrances                    36,598                 1,507,380
Monsanto Co                                         215,235                 9,806,645
Morton International Inc                             38,600                 1,394,425
Nalco Chemical Co                                    22,680                   637,875
Praxair Inc                                          54,319                 1,897,770
Rohm & Haas Co                                       57,360                 1,792,500
Rubbermaid Inc                                       51,667                 1,708,240
Sigma-Aldrich Corp                                   34,800                   917,850
Union Carbide Corp                                   45,779                 2,014,276
                                                                      ---------------

                               TOTAL CHEMICALS
                                        -VALUE                        $    60,843,836
                                         -COST                        $    52,893,054

COMPUTER SOFTWARE-6.62%
3Com Corp**                                         123,240           $     3,874,358
Adobe Systems Inc                                    22,666                   912,307
America Online Inc                                  314,684                27,987,208
Autodesk Inc                                         16,038                   643,525
Automatic Data Processing                           207,611                 8,252,537
BMC Software Inc**                                   73,630                 3,009,626
Ceridian Corp**                                      24,613                 1,762,906
Computer Associates International Inc               184,958                 7,768,236
Computer Sciences Corp                               54,243                 3,613,940
Compuware Corp**                                     62,899                 3,518,413
Electronic Data Systems Corp                        169,350                 7,874,775
First Data Corp                                     152,158                 5,820,044
IMS Health Inc                                      110,162                 3,910,751
Microsoft Corp**                                    856,349               128,559,394
Novell Inc**                                        121,091                 2,346,138
Oracle Systems Corp**                               333,857                18,654,260
Parametric Technology Corp**                         92,386                 1,420,435
Peoplesoft Inc**                                     79,743                 1,505,149
Sun Microsystems Inc**                              130,760                12,724,583
                                                                      ---------------

                       TOTAL COMPUTER SOFTWARE
                                        -VALUE                        $   244,158,585
                                         -COST                        $   143,456,022


The accompanying notes are an integral part of the financial statements.

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS (Continued)
COMPUTER SYSTEMS-5.91%
Apple Computer Inc**                                46,096           $     1,604,717
Cabletron Systems Inc**                             55,039                   447,192
Cisco Systems Inc**                                542,249                53,038,730
Compaq Computer Corp                               583,999                20,585,965
Data General Corp**                                 17,039                   235,351
Dell Computer Corp**                               437,319                35,040,185
EMC Corp                                           172,440                17,653,545
Gateway 2000 Inc**                                  53,600                 3,896,050
Harris Corp                                         27,659                   860,886
Hewlett-Packard Co                                 356,248                23,668,227
International Business Machine Corp                320,521                54,488,570
Seagate Technology Inc**                            84,281                 2,438,881
Shared Medical System Corp                           9,110                   464,610
Silicon Graphics Inc**                              64,542                 1,028,638
Unisys Corp**                                       87,169                 2,598,726

                        TOTAL COMPUTER SYSTEMS
                                        -VALUE                        $   218,050,273
                                         -COST                        $   108,943,260

CONTAINER & PACKAGING-0.25%
Ball Corp                                            10,353           $       433,532
Crown Cork & Seal Co                                 42,146                 1,169,552
International Paper Co                              105,240                 4,420,080
Temple-Inland Inc                                    19,218                 1,151,879
Tenneco Inc                                          58,722                 1,757,990
Tupperware Corp                                      19,961                   349,318
                                                                      ---------------

                             TOTAL CONTAINER &
                                     PACKAGING
                                        -VALUE                        $     9,282,351
                                         -COST                        $    10,520,804

ELECTRICAL EQUIPMENT-3.64%
Aeroquip-Vickers Inc                                  9,543           $       540,372
General Electric Co                               1,125,405               112,892,189
Grainger (W W) Inc                                   32,777                 1,458,577
Masco Corp                                          117,773                 3,091,541
Motorola Inc                                        206,187                14,484,637
National Service Industries Inc                      14,501                   465,845
Raychem Corp                                         27,372                   624,424
Thomas & Betts Corp                                  19,170                   799,149
                                                                      ---------------

                    TOTAL ELECTRICAL EQUIPMENT
                                        -VALUE                        $   134,356,734
                                         -COST                        $    81,035,083

ELECTRONICS-4.21%
Advanced Micro Devices**                             49,200           $       879,450
AMP Inc                                              75,272                 4,003,530
Applied Materials Inc**                             127,012                 7,065,043
CBS Corp                                            242,601                 8,945,912
Commscope Inc**                                           2                        37
EG&G Inc                                             15,572                   412,658
Emerson Electric Co                                 151,371                 8,694,372
General Instrument Corp**                            57,035                 1,668,274
Honeywell Inc                                        43,416                 3,036,407
Intel Corp                                          572,559                68,671,295
Johnson Controls Inc                                 29,137                 1,791,926
KLA Instruments Corp**                               29,751                 1,541,474
LSI Logic Corp**                                     48,795                 1,265,620
Micron Technology Inc**                              81,074                 4,671,867
National Semiconductor**                              57,040                   598,920
Perkin-Elmer Corp                                    16,968                 1,607,718
Pitney Bowes Inc                                     93,675                 5,919,089
Raytheon Co Class B                                 115,852                 6,190,841
Solectron Corp**                                     80,786                 3,610,124
Tektronix Inc                                        16,446                   320,697
Texas Instruments Inc                               133,869                11,939,441
Xerox Corp                                          225,150                12,425,466
                                                                      ---------------

                             TOTAL ELECTRONICS
                                        -VALUE                        $   155,260,161
                                         -COST                        $    97,237,656

ENERGY & RELATED-5.30%
Amerada Hess Corp                                    31,121           $     1,412,115
Anadarko Petroleum Corp                              41,399                 1,138,473
Apache Corp                                          33,296                   663,839
Ashland Inc                                          26,196                 1,165,722
Atlantic Richfield Corp                             110,377                 6,029,344
Burlington Resources Inc                             61,090                 1,977,789
Chevron Corp                                        224,051                17,223,921


    The accompanying notes are an integral part of the financial statements.

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS (Continued)
Coastal Corp                                         73,165           $     2,341,280
Columbia Gas System Inc                              28,684                 1,448,542
Consolidated Natural Gas Co                          33,003                 1,813,102
Eastern Enterprises                                   7,388                   283,976
Enron Corp                                          113,724                 7,392,060
Exxon Corp                                          835,005                55,580,020
Halliburton Co                                      151,220                 4,271,965
Helmerich & Payne Inc                                17,480                   285,143
Kerr-McGee Corp                                      16,339                   466,683
Mobil Corp                                          267,901                22,286,014
NICOR Inc                                            16,447                   628,070
Occidental Petroleum Corp                           119,175                 1,795,073
ONEOK Inc                                            10,777                   290,305
Oryx Energy Co**                                     33,958                   352,314
Peoples Energy Corp                                  12,371                   419,841
Phillips Petroleum Co                                87,600                 3,389,025
Rowan Co Inc**                                       29,327                   252,945
Royal Dutch Petroleum Corp                          736,514                32,314,552
Schlumberger Ltd                                    187,581                 9,109,402
Sonat Offshore Drilling Co                           37,778                   956,256
Sunoco Inc                                           32,283                   982,614
Texaco Inc                                          183,685                 8,552,833
Union Pacific Resources Group                        86,976                   777,348
Unocal Corp                                          83,202                 2,345,256
USX--Marathon Group                                 105,082                 2,173,884
Williams Co Inc                                     147,098                 5,442,626
                                                                      ---------------

                        TOTAL ENERGY & RELATED
                                        -VALUE                        $   195,562,332
                                         -COST                        $   167,611,434

ENGINEERING &
CONSTRUCTION-0.10%
Armstrong World Industries Inc                       13,698           $       673,770
Centex Corp                                          20,576                   757,454
Fleetwood Enterprises Inc                            12,106                   392,688
Fluor Corp                                           26,114                   918,898
Foster Wheeler Corp                                  14,070                   175,875
Kaufman & Broad Home Corp                            15,755                   354,488
Pulte Corp                                           15,093                   363,175
                                                                      ---------------

                           TOTAL ENGINEERING &
                                  CONSTRUCTION
                                        -VALUE                        $     3,636,348
                                         -COST                        $     4,042,600

ENTERTAINMENT & LEISURE-1.61%
Brunswick Corp                                       33,178           $       707,106
Disney (Walt) Co                                    703,705                24,761,620
Harrah's Entertainment Inc**                         42,245                   704,963
Hasbro Inc                                           45,095                 1,668,515
Mattel Inc                                           99,077                 2,613,156
Mirage Resorts Inc**                                 62,181                 1,212,530
Polaroid Corp                                        15,445                   368,749
Time Warner Inc                                     421,441                27,182,945
                                                                      ---------------

                         TOTAL ENTERTAINMENT &
                                       LEISURE
                                        -VALUE                        $    59,219,584
                                         -COST                        $    39,209,547

ENVIRONMENTAL CONTROL-0.31%
Browning-Ferris Industries Inc                       59,799           $     1,883,669
Waste Management Inc                                197,408                 9,648,316
                                                                      ---------------

                           TOTAL ENVIRONMENTAL
                                       CONTROL
                                        -VALUE                        $    11,531,985
                                         -COST                        $    11,502,357

FOOD & RELATED-3.68%
Albertson's Inc                                      84,309           $     4,805,613
American Stores Co                                   94,382                 3,185,393
Archer-Daniels-Midland Co                           204,137                 3,087,572
Bestfoods                                            98,199                 4,609,216
Brown-Forman Corp Class B                            23,697                 1,562,521
Campbell Soup Co                                    153,980                 6,188,055
ConAgra Inc                                         168,216                 5,067,507
Darden Restaurants Inc                               47,983                 1,055,626
General Mills Inc                                    52,628                 4,246,422
Great Atlantic & Pacific Tea Co                      13,066                   412,396
Heinz (H J) Co                                      124,425                 6,773,386
Hershey Foods Corp                                   49,207                 3,063,136
Kellogg Co                                          139,304                 5,154,248
Kroger Co**                                          88,017                 5,693,600
McDonald's Corp                                     232,442                19,757,570
Pioneer Hi Bred International Inc                    83,214                 1,950,328
Quaker Oats Co                                       46,919                 2,562,950
Ralston-Purina Group                                107,455                 2,894,569
RJR Nabisco Holdings Corp                           111,721                 3,051,380
Safeway Inc**                                       167,144                 9,652,566


    The accompanying notes are an integral part of the financial statements.

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS (Continued)
Sara Lee Corp                                       313,894           $     8,533,993
Super Value Inc                                      41,447                   997,318
Sysco Corp                                          114,911                 3,246,236
Tricon Global Restaurants**                          52,553                 3,258,286
Unilever NV (Netherlands)                           219,882                15,927,702
UST Inc                                              63,844                 1,887,388
Wendy's International Inc                            43,018                 1,029,743
Winn-Dixie Stores Inc                                51,099                 2,238,775
Wrigley (W M) Jr Co                                  39,970                 3,717,210
                                                                      ---------------

                          TOTAL FOOD & RELATED
                                        -VALUE                        $   135,610,705
                                         -COST                        $   100,122,282

FURNITURE & APPLIANCES-0.08%
Maytag Corp                                          30,981           $     1,736,872
Whirlpool Corp                                       26,133                 1,136,786
                                                                      ---------------

                             TOTAL FURNITURE &
                                    APPLIANCES
                                        -VALUE                        $     2,873,658
                                         -COST                        $     2,362,234

HEALTHCARE-0.52%
Cardinal Health Inc                                  89,203           $     6,439,342
HCR Manor Care Inc**                                 37,755                   844,768
Healthsouth Corp**                                  145,697                 1,693,728
McKesson HBOC Inc                                    93,203                 6,337,804
St Jude Medical Inc**                                28,759                   722,570
United Healthcare Corp                               64,042                 3,158,071
                                                                      ---------------

                              TOTAL HEALTHCARE
                                        -VALUE                        $    19,196,283
                                         -COST                        $    20,182,826

HOSPITAL & MEDICAL SUPPLIES-2.25%
Bard (C R) Inc                                       18,549           $     1,045,700
Bausch & Lomb Inc                                    19,217                 1,159,025
Baxter International Inc                             97,977                 6,895,131
Becton Dickinson & Co                                84,666                 2,836,311
Biomet Inc                                           38,788                 1,423,035
Boston Scientific Corp**                            135,132                 3,580,998
Columbia/HCA Healthcare Corp                        221,945                 3,967,267
Guidant Corp                                        103,493                 5,899,101
Johnson & Johnson                                   461,767                39,423,358
Mallinckrodt Group Inc                               24,539                   759,175
Medtronic Inc                                       196,643                13,887,912
Tenet Healthcare Corp**                             106,214                 2,091,088
                                                                      ---------------

                      TOTAL HOSPITAL & MEDICAL
                                      SUPPLIES
                                        -VALUE                        $    82,968,101
                                         -COST                        $    57,433,800

HOUSEHOLD PRODUCTS-2.24%
Alberto-Culver Co Class B                            19,190           $       460,560
Avon Products Inc                                    90,256                 3,756,906
Colgate-Palmolive Co                                100,709                 8,547,676
Gillette Co                                         381,016                20,431,983
Kimberly-Clark Corp                                 186,212                 8,798,517
Procter & Gamble Co                                 455,589                40,775,216
                                                                      ---------------

                      TOTAL HOUSEHOLD PRODUCTS
                                        -VALUE                        $    82,770,858
                                         -COST                        $    55,587,829

INSURANCE-3.53%
Aetna Inc                                            49,127           $     3,638,468
Allstate Corp                                       281,770                10,566,375
American General Corp                                86,598                 6,343,304
American International Group Inc                    424,311                48,344,935
Aon Corp                                             58,340                 3,438,414
Chubb Corp                                           56,055                 3,349,286
CIGNA Corp                                           70,968                 5,570,988
Cincinnati Financial Corp                            57,248                 2,007,258
Conseco Inc                                         108,091                 3,235,974
Hartford Financial Services Group                    80,323                 4,342,462
Humana Inc**                                         57,061                   998,568
Jefferson-Pilot Corp                                 36,517                 2,476,309
Lincoln National Corp                                34,772                 3,292,474
Loews Corp                                           39,241                 3,068,156
Marsh & McLennan Companies Inc                       88,410                 6,260,533
MBIA Inc                                             34,142                 2,101,867
Progressive Corp Ohio                                24,869                 3,195,667
Provident Co Inc                                     46,552                 1,524,578
Providian Financial Corp                             48,734                 4,976,960
SAFECO Corp                                          46,961                 1,887,245
St Paul Co                                           80,403                 2,603,047
Torchmark Corp                                       48,346                 1,607,505

    The accompanying notes are an integral part of the financial statements.

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS (Continued)
Transamerica Corp                                    43,074           $     3,125,557
UNUM Corp                                            47,632                 2,131,532
                                                                      ---------------

                               TOTAL INSURANCE
                                        -VALUE                        $   130,087,462
                                         -COST                        $    89,312,996

LODGING-0.12%
Hilton Hotels Corp                                   88,402           $     1,397,857
Marriott International                               86,020                 3,096,720
                                                                      ---------------

                                 TOTAL LODGING
                                        -VALUE                        $     4,494,577
                                         -COST                        $     3,326,589

MACHINERY-0.47%
Black & Decker Corp                                  30,387           $     1,481,366
Case Corp                                            25,321                   493,760
Caterpillar Inc                                     123,375                 5,621,273
Cummins Engine Co Inc                                13,957                   572,237
Deere & Co                                           82,050                 2,682,009
Ingersoll-Rand Co                                    56,608                 2,688,880
McDermott International Inc                          20,687                   412,447
Milacron Inc                                         13,417                   238,990
Pall Corp                                            42,864                   908,181
Parker Hannifin Corp                                 37,462                 1,390,777
Thermo Electron Corp**                               54,991                   759,563
                                                                      ---------------

                               TOTAL MACHINERY
                                        -VALUE                        $    17,249,483
                                         -COST                        $    17,374,354

MANUFACTURING-0.45%
Tyco International Ltd                              221,393           $    16,479,941
                                                                      ---------------

                           TOTAL MANUFACTURING
                                        -VALUE                        $    16,479,941
                                         -COST                        $    10,700,373

METAL FABRICATORS-0.38%
Alcan Aluminum Ltd                                   78,438           $     1,907,024
Allegheny Teledyne Inc                               67,656                 1,395,405
Barrick Gold Corp                                   128,281                 2,268,970
Battle Mountain Gold Co                              79,036                   266,747
Bethlehem Steel Corp**                               44,531                   392,429
Crane Co                                             23,789                   652,711
Engelhard Corp                                       49,415                   880,205
Freeport McMoRan Inc**                               57,328                   541,033
Nucor Corp                                           30,207                 1,346,099
Phelps Dodge Corp                                    19,923                   966,266
Placer Dome Inc                                      85,533                   935,517
Reynolds Metals Co                                   22,303                   953,453
Timken Co                                            21,647                   382,881
USX - U.S. Steel Group                               30,103                   761,982
Worthington Industries Inc                           32,184                   408,335
                                                                      ---------------

                       TOTAL METAL FABRICATORS
                                        -VALUE                        $    14,059,057
                                         -COST                        $    18,280,519

PHARMACEUTICALS-8.94%
Abbott Laboratories                                 521,291           $    24,207,451
Allergan Inc                                         22,471                 1,831,387
ALZA Corp**                                          29,771                 1,561,117
American Home Products Corp                         452,762                26,939,339
Amgen Inc**                                          87,480                10,924,065
Bristol-Myers Squibb Co                             341,187                42,968,238
Lilly (Eli) & Co                                    377,695                35,762,995
Merck & Co Inc                                      818,164                66,884,907
Millipore Corp                                       15,193                   423,505
Pfizer Inc                                          445,648                58,797,683
Pharmacia and Upjohn Inc                            174,381                 9,503,765
Schering-Plough Corp                                504,749                28,234,397
SouthTrust Corp                                      48,400                 1,939,025
Warner Lambert Co                                   281,974                19,473,829
                                                                      ---------------

                         TOTAL PHARMACEUTICALS
                                        -VALUE                        $   329,451,703
                                         -COST                        $   170,732,360

PUBLISHING-0.86%
American Greetings Corp Class A                      24,374           $       577,359
Comcast Corp Class A                                126,962                 9,006,367
Donnelley (R R) & Sons Co                            46,729                 1,600,468
Dow Jones & Co Inc                                   32,341                 1,520,027
Gannett Co Inc                                       96,778                 6,145,403
Interpublic Group Co Inc                             47,523                 3,555,315
Knight-Ridder Inc                                    27,073                 1,358,726


    The accompanying notes are an integral part of the financial statements.

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS (Continued)
McGraw-Hill Inc                                      33,795           $     3,698,440
Meredith Corp                                        17,996                   607,365
Moore Corp Ltd                                       30,496                   320,208
New York Times Co Class A                            62,857                 1,948,567
Times Mirror Co Class A                              27,381                 1,528,202
                                                                      ---------------

                              TOTAL PUBLISHING
                                        -VALUE                        $    31,866,447
                                         -COST                        $    20,546,989

RETAIL & RELATED-5.88%
AutoZone Inc**                                       52,665           $     1,843,261
Circuit City Stores Inc                              34,270                 1,859,148
Consolidated Stores Corp**                           37,242                   938,033
Costco Co Inc**                                      74,466                 5,980,551
CVS Corp                                            133,591                 7,080,323
Dayton-Hudson Corp                                  151,216                 9,460,451
Dillards Inc Class A                                 36,888                   917,589
Dollar General Corp                                  63,330                 1,895,942
Eastman Kodak Co                                    111,359                 7,370,574
Federated Department Stores Inc**                    70,575                 2,686,261
Fred Myer Inc**                                      52,741                 3,388,609
Gap Inc                                             199,195                12,885,427
Harcourt General Inc                                 24,402                 1,117,917
Home Depot Inc                                      506,355                30,223,064
Jostens Inc                                          12,489                   292,711
K Mart Corp**                                       169,360                 2,963,800
Kohls Corp**                                         54,470                 3,758,430
Limited Inc                                          78,359                 2,781,745
Longs Drug Stores Corp                               13,249                   479,448
Lowe's Co Inc                                       121,059                 7,180,312
May Department Stores Co                             80,227                 4,753,450
Newell Co                                            55,487                 2,358,198
Nordstrom Inc                                        51,241                 2,062,450
Penney (J C) Co Inc                                  86,954                 3,141,213
Rite Aid Corp                                        88,890                 3,677,824
Sears Roebuck & Co                                  131,764                 5,352,913
Sherwin Williams Co                                  59,275                 1,426,305
Staples Inc**                                       160,014                 4,705,420
Tandy Corp                                           34,018                 1,892,251
TJX Companies Inc                                   110,837                 3,165,782
Toys R Us Inc**                                      90,058                 1,272,069
Walgreen Co                                         342,734                10,967,488
WalMart Stores Inc                                  773,745                66,832,224
                                                                      ---------------

                        TOTAL RETAIL & RELATED
                                        -VALUE                        $   216,711,183
                                         -COST                        $   129,837,297

SERVICES-0.16%
Block (H R) Inc                                      34,686           $     1,573,877
Public Service Enterprise Group                      78,639                 2,988,282
Service Corp International                           88,888                 1,366,653
                                                                      ---------------

                                TOTAL SERVICES
                                        -VALUE                        $     5,928,812
                                         -COST                        $     5,980,052

TELECOMMUNICATIONS-10.11%
Airtouch Communications**                           196,513           $    17,894,965
Alltel Corp                                          94,192                 5,639,746
Ameritech Corp                                      378,946                24,773,595
Andrew Corp**                                        29,958                   453,115
Ascend Communications Inc**                          74,376                 5,722,304
AT & T Corp                                         620,398                50,950,209
Bell Atlantic Corp                                  533,223                30,626,996
BellSouth Corp                                      671,663                31,064,414
Frontier Corp                                        58,504                 2,102,488
GTE Corp                                            331,566                21,510,344
Lucent Technologies Inc                             451,742                45,880,047
MCI WorldCom Inc**                                  629,764                51,955,530
NEXTEL Communications Class A**                      98,965                 2,975,135
Northern Telecom Ltd                                223,972                13,004,398
SBC Communication Inc                               671,763                35,519,469
Scientific-Atlanta Inc                               25,911                   840,488
Sprint Corp                                         147,924                12,693,728
Sprint Corp (PCS Group)**                           144,169                 4,613,408
Tellabs Inc**                                        66,814                 5,349,296
U.S. West Inc                                       172,767                 9,210,641
                                                                      ---------------

                      TOTAL TELECOMMUNICATIONS
                                        -VALUE                        $   372,780,316
                                         -COST                        $   216,959,379


    The accompanying notes are an integral part of the financial statements.

=====================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
=====================================================================================

Security Name                                       Shares                 Value
-------------                                       ------                 -----
COMMON STOCKS (Continued)
TEXTILES-0.01%
Springs Industries Inc Class A                        6,323           $       210,240
                                                                      ---------------

                                TOTAL TEXTILES
                                        -VALUE                        $       210,240
                                         -COST                        $       257,099

TOBACCO-0.94%
Fortune Brands Inc                                   58,969           $     1,776,441
Philip Morris Co Inc                                836,135                32,713,782
                                                                      ---------------

                                 TOTAL TOBACCO
                                        -VALUE                        $    34,490,223
                                         -COST                        $    29,258,140

TRANSPORTATION-0.70%
Burlington Northern Santa Fe                        161,139           $     5,337,729
Carnival Corp Class A                               204,207                 9,087,212
CSX Corp                                             75,064                 2,946,262
Laidlaw Inc Class B                                 113,589                   873,215
Norfolk Southern Corp                               130,297                 3,656,460
Whitman Corp                                         78,000                 1,209,000
Union Pacific Corp                                   84,967                 3,982,828
                                                                      ---------------

                          TOTAL TRANSPORTATION
                                        -VALUE                        $    25,883,706
                                         -COST                        $    25,297,077

UTILITIES-1.98%
AES Corp**                                           61,496           $     2,286,883
Ameren Corp                                          47,237                 1,762,531
American Electric Power Inc                          65,829                 2,740,132
Baltimore Gas & Electric Co                          51,369                 1,316,331
Carolina Power & Light Co                            52,116                 2,078,126
Central & South West Corp                            73,169                 1,815,506
Cinergy Corp                                         54,690                 1,596,264
Consolidated Edison Inc                              80,152                 3,747,106
Dominion Resources Inc                               67,261                 2,597,956
DTE Energy Co                                        49,909                 1,971,406
Duke Power Co                                       124,394                 7,074,909
Edison International                                121,202                 3,090,651
Entergy Corp                                         84,706                 2,392,945
FirstEnergy Corp                                     80,784                 2,362,932
FPL Group Inc                                        62,169                 3,197,818
GPU Inc                                              44,040                 1,756,095
New Century Energies Inc                             39,002                 1,582,019
Niagara Mohawk Power Corp**                          64,631                   945,228
Northern States Power Co                             51,821                 1,337,630
Pacificorp                                          102,402                 1,836,836
PECO Energy Co                                       76,965                 2,727,447
PG & E Corp                                         131,627                 4,146,251
PP & L Resources Inc                                 52,270                 1,332,885
Reliant Energy Inc                                   97,893                 2,624,756
Sempra Energy                                        82,745                 1,737,645
Southern Co                                         239,654                 6,006,328
Texas Utilities Co                                   96,745                 4,105,616
Unicom Corp                                          74,743                 2,658,048
                                                                      ---------------

                               TOTAL UTILITIES
                                        -VALUE                        $    72,828,280
                                         -COST                        $    65,757,726

                           TOTAL COMMON STOCKS
                                        -VALUE                        $ 3,469,052,921
                                         -COST                        $ 2,326,715,872


    The accompanying notes are an integral part of the financial statements.

====================================================================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Portfolio of Investments - February 28, 1999 (Continued)
====================================================================================================================================

                                                                 Interest       Maturity        Principal/
Security Name                                                      Rate           Date            Shares                  Value
-------------                                                      ----           ----            ------                  -----
SHORT TERM INSTRUMENTS-10.45%
CASH EQUIVALENTS-2.24%
Dreyfus Institutional Money Market Fund****                                                    $    937,119           $    937,119
Janus International Money Market Fund****                                                        63,300,000             63,300,000
Merrimac Cash Fund-Premium Class****                                                             18,500,000             18,500,000
                                                                                                                      ------------
                                                                                                                      $ 82,737,119

U.S. TREASURY BILLS-0.46%
U.S. Treasury Bills                                                3.57***       03/25/9       $ 16,850,000           $ 16,804,938
                                                                                                                      ------------
REPURCHASE AGREEMENTS-7.75%
Morgan Stanley Triparty Repurchase
  Agreement dated 2/26/99 due 3/1/99
  with a maturity value of $286,086,410
  and an effective yield of 4.85%
  collateralized by U.S. Treasury Bonds
  with rates ranging from 9.875% to
  12.00%, maturity dates ranging from
  05/15/03 to 11/15/15, and aggregate
  market value of $105,479,493, U.S.
  Treasury Notes with rates ranging
  from 6.00% to 6.50%, maturity dates
  ranging from 08/31/01 to 08/15/19
  and an aggregate market value of
  $110,650,813 and U.S. Treasury Bills,
  with a yield to maturity of 4.49%, a
  maturity date of 05/23/99, and a
  market value of $75,568,681                                                                  $285,978,454            $285,978,454

                              TOTAL SHORT TERM INSTRUMENTS
                                                    -VALUE                                                             $385,520,511
                                                     -COST                                                             $385,512,686

TOTAL INVESTMENTS IN SECURITIES
(Cost $2,712,228,558)* (Notes 1 and 3)                                                                  104.54%      $3,854,573,432

Other Assets and Liabilities, Net                                                                        (4.54)%       (167,480,654)
                                                                                               ---------------       --------------
TOTAL NET ASSETS                                                                                        100.00%      $3,687,092,778
                                                                                               ===============       ==============

**   Non-income earning securities.

**** Represents collateral received from securities lending transactions. See
     Note 4.

* Cost for federal income tax purposes is $2,713,771,575 and net unrealized appreciation consists of:

         Gross Unrealized Appreciation                $ 1,196,082,998
         Gross Unrealized Depreciation                    (55,281,141)
                                                      ---------------
         NET UNREALIZED APPRECIATION                  $ 1,140,801,857
                                                      ===============

***  Yield to Maturity.

   The accompanying notes are an integral part of these financial statements.

================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements
================================================================================

Statement Of Assets & Liabilities

                                                               February 28, 1999
                                                               -----------------
Assets
Investments:
In securities, at market value (see cost below) (Note 1)        $3,854,573,432
Receivables:
     Beneficial interests sold                                     184,800,000
     Dividends and interest                                          3,990,156
                                                                --------------
Total Assets                                                     4,043,363,588
                                                                --------------

Liabilities
Payables:
     Variation margin on futures contracts                           1,533,119
     Investment securities purchased                               271,774,548
     Collateral for securities loaned (Note 4)                      82,737,119
     Due to BGI (Note 2)                                               226,024
                                                                --------------
Total Liabilities                                                  356,270,810
                                                                --------------
Total Net Assets                                                $3,687,092,778
                                                                ==============
Investments At Cost                                             $2,712,228,558

   The accompanying notes are an integral part of these financial statements.

================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements - (Continued)
================================================================================

Statement Of Operations

                                                                   Year ended
                                                               February 28, 1999
                                                               -----------------
Net Investment Income
     Dividends**                                                 $  36,647,898
     Interest****                                                    8,379,792
                                                                 -------------
Total Investment Income                                             45,027,690
                                                                 -------------

Expenses (Note 2)
     Advisory fees                                                   1,353,414
                                                                 -------------
Total Expenses                                                       1,353,414
                                                                 -------------
Net Investment Income (Loss)                                        43,674,276
                                                                 -------------

Realized And Unrealized Gain (Loss) On
     Investments
Net realized gain (loss) on sale of investments                    143,991,139
Net realized gain (loss) on sale of futures contracts               37,982,701
Net change in unrealized appreciation (depreciation) of
     investments                                                   265,023,900
Net change in unrealized appreciation (depreciation) of
     futures contracts                                             (14,225,550)
                                                                 -------------
Net Gain (Loss) on Investments                                     432,772,190
                                                                 -------------
Net Increase (Decrease) In Net Assets
     Resulting From Operations                                   $ 476,446,466
                                                                 =============

**   Net of foreign withholding tax of:                          $       5,288
**** Interest income includes securities lending income of:      $      78,935


   The accompanying notes are an integral part of these financial statements.

================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Financial Statements - (Continued)
================================================================================

Statements Of Changes In Net Assets

                                                                          Year Ended                  Year Ended
                                                                   February 28, 1999           February 28, 1998
Increase (Decrease) In Net Assets

Operations:
     Net investment income (loss)                                    $    43,674,276             $    35,530,147
     Net realized gain (loss) on sale of investments                     143,991,139                  52,551,777
     Net realized gain (loss) on sale of futures
          contracts                                                       37,982,701                  18,816,662
     Net change in unrealized appreciation
          (depreciation) of investments                                  265,023,900                 452,651,075
     Net change in unrealized appreciation
          (depreciation) of futures contracts                            (14,225,550)                 10,434,575
                                                                     ---------------             ---------------
Net increase (decrease) in net assets resulting
     from operations                                                     476,446,466                 569,984,236
                                                                     ---------------             ---------------

Net increase (decrease) in net assets resulting
     from beneficial interest transactions                               856,583,098                 299,742,532
                                                                     ---------------             ---------------

Increase (decrease) in Net Assets                                      1,333,029,564                 869,726,768
                                                                     ---------------             ---------------

Net Assets:

Beginning net assets                                                 $ 2,354,063,214             $ 1,484,336,446
                                                                     ---------------             ---------------

Ending Net Assets                                                    $ 3,687,092,778             $ 2,354,063,214
                                                                     ===============             ===============


   The accompanying notes are an integral part of these financial statements.

================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Notes to Financial Statements
================================================================================

1. Significant                Master Investment Portfolio ("MIP") is registered
   Accounting                 under the Investment Company Act of 1940, as
   Policies                   amended (the "1940 Act"), as an open-end
                              management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues the following separate portfolios (the "Master Portfolios"),
                              Asset Allocation, Bond Index, LifePath 2000,
                              LifePath 2010, LifePath 2020, LifePath 2030,
                              LifePath 2040, Money Market, S&P 500 Index,
                              Extended Index, U.S. Equity Index and U.S.
                              Treasury Allocation Master Portfolios. These financial statements present the operations of only one of the Master Portfolios, the S&P 500
                              Index Master Portfolio.

                              The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

                 Security     The equity securities of the Master Portfolio are
                Valuation     valued at the last reported sale price on the
                              primary securities exchange or national securities market on which such securities are traded.
                              Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value.
                              Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

                 Security     Security transactions are accounted for on the
             Transactions     date the securities are purchased or sold (trade
               and Income     date). Dividend income is recognized on the
              Recognition     ex-dividend date, and interest income is
                              recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

           Federal Income     The Master Portfolio intends to qualify as a
                    Taxes     partnership for federal income tax purposes. The
                              Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any).
                              However, each investor in the Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

                              It is intended that the Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in the Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the Master Portfolio.

                  Futures     The S&P 500 Index Master Portfolio may purchase
                Contracts     futures contracts to gain exposure to market
                              changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the S&P 500
                              Index Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio

================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Notes to Financial Statements - (Continued)
================================================================================

                              records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1999, the S&P 500 Index Master Portfolio had open long futures contracts outstanding:

                              S&P 500 Index Master Portfolio

                                                                     Expiration         Notional             Net Unrealized
                              Number of Contracts      Type             Date         Contract Value           Depreciation

                              978                  S&P 500 Index      March 1999        $302,079,750          $(2,976,575)

                              The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $9,828,900.

               Repurchase     Transactions involving purchases of securities
               Agreements     under agreements to resell such securities at a
                              specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's
                              Portfolio of Investments. The adviser to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master
                              Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1999 by the Master
                              Portfolio are collateralized by U.S. Government
                              Securities.

2. Agreements and             Pursuant to an Investment Advisory Contract with
   Other                      the Master Portfolio, Barclays Global Fund
   Transactions with          Advisors ("BGFA") provides investment guidance and
   Affiliates                 policy direction in connection with the management
                              of the Master Portfolio's assets. BGFA is entitled to receive 0.05% of the average daily net assets of the S&P 500 Index Master Portfolio, as compensation for advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

                              Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of the Master Portfolio.

                              Stephens Inc. ("Stephens") is the Funds' co-administrator, sponsor and placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of August 31, 1998, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interest.

================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Notes to Financial Statements - (Continued)
================================================================================

3. Investment                 Purchases and sales of investments, exclusive of
   Portfolio                  short-term securities, for the S&P 500 Index
   Transactions               Master Portfolio for the year ended February 28,
                              1999 are as follows:

                              Aggregate Purchases              S&P 500 Index
                              and Sales of:                   Master Portfolio
                              U.S. GOVERNMENT
                                OBLIGATIONS:
                                Purchases at cost             $            0
                                Sales proceeds                             0

                              OTHER SECURITIES:
                                Purchases at cost             $1,187,951,471
                                Sales proceeds                   275,613,257

4. Portfolio                  As of February 28, 1999, the S&P 500 Index Master
   Securities                 Portfolio had loaned securities which were
   Loaned                     collateralized by cash. The Master Portfolio
                              receives transaction fees for providing services in connection with the securities lending program.
                              The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                                                    Securities        Collateral
                              S&P 500 Index Master Portfolio        $80,346,100      $82,737,119

5. Financial                  The portfolio turnover rates, excluding short-term
   Highlights                 securities, for the S&P 500 Index Master Portfolio
                              are as follows:

                                                                                                                        For the
                                                                                                                      Period from
                                                                                                                      May 26, 1994
                                                    For the         For the         For the         For the          (commencement
                                                   Year Ended      Year Ended      Year Ended      Year Ended      of operations) to
                                                  February 28,    February 28,    February 28,    February 29,        February 28,
                                                      1999            1998            1997            1996                1995
                              S&P 500 Index
                                Master Portfolio       11%              6%              4%              2%                 5%

================================================================================
Master Investment Portfolio - S&P 500 Index Master Portfolio
Report of Independent Accountants
================================================================================

To the Shareholders and Board of Trustees
Master Investment Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of S&P 500 Index Master Portfolio (one of the portfolios comprising Master Investment Portfolio) as of February 28, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The period indicated in Note 5 ending prior to March 1, 1995, was audited by other auditors whose report dated April 20, 1995, expressed an unqualified opinion on this information.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of S&P 500 Index Master Portfolio as of February 28, 1999, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated herein, except as noted above, in conformity with generally accepted accounting principles.


                                             /s/ KPMG LLP

San Francisco, California
April 2, 1999

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus, containing more complete information including fees, risks, and expenses. If used as sales material, this report must be accompanied by a Performance Update for the most recently completed calendar quarter. The figures in this report reflect past results. The investment return and principal value of shares will fluctuate with market conditions so that shares, when redeemed, may be worth more or less than their original cost. All investments are subject to certain risks. For example, stocks are sensitive to price changes and bonds are affected by interest rate fluctuations. Investors should make investment decisions based on an investment strategy that takes into consideration investment goals, the length of time money can stay invested, and risk tolerance. Portfolio changes should not be considered recommendations for action by individual investors.

                                  Distributor
                             MML Distributors, LLC
                                1414 Main Street
                             Springfield, MA 01144


April 29, 1999                                                         L7297 499